Share-Based Payment Arrangements - Summary of Restricted Share Unit and Restricted Share Awards (Details)	12 Months Ended
Dec. 31, 2025 shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1	0
Granted	1,361,279
Vested	(555,019)
Forfeited	0
Balance at December 31	806,260
Restricted Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1	0
Granted	5,011,898
Vested	(262,095)
Forfeited	0
Balance at December 31	4,749,803